T D R that subsequently defaulted (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,514	1,328
Financing Receivable Modifications That Defaulted	$ 120,097	$ 135,258
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	1
Financing Receivable Modifications That Defaulted	0	143
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1	4
Financing Receivable Modifications That Defaulted	1,770	3,093
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	29	16
Financing Receivable Modifications That Defaulted	10,946	12,852
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	12	27
Financing Receivable Modifications That Defaulted	4,031	6,233
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	5	4
Financing Receivable Modifications That Defaulted	690	18,034
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	680	522
Financing Receivable Modifications That Defaulted	96,125	81,200
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	16
Financing Receivable Modifications That Defaulted	0	6,843
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	24	42
Financing Receivable Modifications That Defaulted	455	872
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	421	463
Financing Receivable Modifications That Defaulted	3,778	4,667
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	338	231
Financing Receivable Modifications That Defaulted	2,266	1,293
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2	0
Financing Receivable Modifications That Defaulted	28	0
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2	2
Financing Receivable Modifications That Defaulted	8	29
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,501	1,304
Financing Receivable Modifications That Defaulted	117,028	105,924
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	1
Financing Receivable Modifications That Defaulted	0	143
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1	3
Financing Receivable Modifications That Defaulted	1,770	1,109
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	28	15
Financing Receivable Modifications That Defaulted	9,011	11,930
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	12	25
Financing Receivable Modifications That Defaulted	4,031	4,681
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	5	0
Financing Receivable Modifications That Defaulted	690	0
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	668	522
Financing Receivable Modifications That Defaulted	94,991	81,200
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	24	42
Financing Receivable Modifications That Defaulted	455	872
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	421	463
Financing Receivable Modifications That Defaulted	3,778	4,667
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	338	231
Financing Receivable Modifications That Defaulted	2,266	1,293
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2	0
Financing Receivable Modifications That Defaulted	28	0
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2	2
Financing Receivable Modifications That Defaulted	8	29
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	13	24
Financing Receivable Modifications That Defaulted	3,069	29,334
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	1
Financing Receivable Modifications That Defaulted	0	1,984
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1	1
Financing Receivable Modifications That Defaulted	1,935	922
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	2
Financing Receivable Modifications That Defaulted	0	1,552
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	4
Financing Receivable Modifications That Defaulted	0	18,034
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	12	0
Financing Receivable Modifications That Defaulted	1,134	0
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	16
Financing Receivable Modifications That Defaulted	0	6,843
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	0	0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0	0
Financing Receivable Modifications That Defaulted	$ 0	$ 0